EMPLOYEE BENEFITS - Defined benefit pension plan - Assumptions used to calculate defined benefit plans (Details) - Defined benefit pension plan	Dec. 31, 2023	Dec. 31, 2022
Brazilian Plans
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	9.03%	9.81%
North America Plan
Summary of assumptions used to calculate the defined benefit plans
Rate of increase in compensation	1.50%	3.00%
North America Plan | Minimum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	4.12%	5.05%
North America Plan | Maximum
Summary of assumptions used to calculate the defined benefit plans
Average discount rate	5.11%	5.11%